Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94.6%
Invesco QQQ Trust Series 1(a)(b)
(Cost $6,953,621) ........................................................... 17,706 $ 4,732,105
Number of
Contracts Notional Amount
Purchased Options – 10.3%
Calls – Exchange-Traded – 0.0%†
Invesco QQQ Trust, December Strike Price $420, Expires 12/16/22 ........ 350 $ 14,700,000 1,050
Invesco QQQ Trust, December Strike Price $470, Expires 12/16/22 ........ 109 5,123,000 109
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 8 3,264,000 40
1,199
Puts – Exchange-Traded – 10.3%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 39 14,118,000 275,730
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 112 36,960,000 235,760
511,490
Total Purchased Options (Cost $504,778) .......................................................... 512,689
Shares
Money Market Funds – 1.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $65,332) .............................................................. 65,332 65,332
Total Investments – 106.2%
(Cost $7,523,731) ........................................................................... $ 5,310,126
Liabilities in Excess of Other Assets – (6.2)% ....................................................... (310,192)
Net Assets – 100.0% .......................................................................... $ 4,999,934
Number of
Contracts Notional Amount
Written Options – (6.6)%
Puts – Exchange-Traded – (6.6)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (39) $ (14,040,000) $ (235,365)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (112) (34,720,000) (92,960)
(328,325)
Total Written Options (Premiums Received $260,968) ................................................. $ (328,325)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $2,138,080 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94.6%
Purchased Options ............................................................................... 10.3%
Money Market Funds ............................................................................. 1.3%
Total Investments ................................................................................ 106.2%
Liabilities in Excess of Other Assets .................................................................. (6.2)%
Net Assets ..................................................................................... 100.0%